Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Net sales	$ 79,013	$ 100,338	$ 158,985	$ 177,370	$ 315,362	$ 320,042
Flights | Services transferred at a point in time:
Disaggregation of Revenue [Line Items]
Net sales	74,384	97,428	150,504	172,029	303,299	314,039
Memberships | Services transferred over time:
Disaggregation of Revenue [Line Items]
Net sales	1,339	1,437	2,806	2,915	5,458	3,939
MRO | Services transferred over time:
Disaggregation of Revenue [Line Items]
Net sales	2,244	1,113	3,734	1,817	4,606	1,556
Fractional ownership purchase price | Services transferred over time:
Disaggregation of Revenue [Line Items]
Net sales	$ 1,046	$ 360	$ 1,941	$ 609	$ 1,999	$ 508